Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jun. 27, 2018 USD ($)	Oct. 29, 2015 USD ($)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	May 16, 2019 USD ($)	Dec. 31, 2018 $ / shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized					870,400,000				870,400,000
Par value per share (US$) | $ / shares									$ 0.00005
Transfer of Class B ordinary shares to Class A Ordinary shares					0	0	0	200,000
Stock repurchase program, proposed aggregate value | $	$ 1,000	$ 2,000								$ 1,000
Stock repurchase program, period	12 months	24 months
Number of Class A ordinary shares repurchased					664,534	664,534	207,165	145,783
Aggregate purchase price					¥ 4,958	$ 712	¥ 3,312	¥ 1,724
Allocation of after-tax profits to statutory surplus fund, percentage					10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required					50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs					¥ 40,800		¥ 25,700		$ 5,900
Trip.com International, Ltd
Stockholders Equity Note [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)			¥ 989	$ 142
Preferred Stock
Stockholders Equity Note [Line Items]
Par value per share (US$) | $ / shares									$ 0.00005
Preferred stock, shares authorized					10,000,000				10,000,000
Preferred stock, shares issued					0		0		0
Preferred stock, shares outstanding					0		0		0
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized					825,000,000		825,000,000		825,000,000
Par value per share (US$) | $ / shares									$ 0.00005		$ 0.00005
Number of votes per share					one	one
Common stock, shares outstanding					27,381,621		27,733,692		27,381,621
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized					35,400,000		35,400,000		35,400,000
Par value per share (US$) | $ / shares									$ 0.00005		$ 0.00005
Number of votes per share					ten	ten
Common stock, shares outstanding					7,201,254		7,201,254		7,201,254